CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net Income (loss)	$ 10,389	$ (905)	$ 10,225
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,377	4,553
Stock based compensation expense	1,989	1,941
Foreign currency translation	(89)	(47)
Accrued interest, net	(167)
Deferred taxes, net	295	(1,952)
Accrued severance pay, net	198	33
Loss (gain) from sale of property and equipment	(11)	84
Net changes in operating assets and liabilities
Accounts receivable, net	13,547	5,510
Prepaid expenses and other current assets	(1,689)	44
Other assets	101	125
Operating Lease right-of-use assets	6,234	1,694
Operating Lease liabilities	(6,448)	(1,827)
Accounts payable	2,647	(9,270)
Accrued expenses and other liabilities	(2,672)	(285)
Deferred revenues	(1,390)	(250)
Payment obligation related to acquisition	785	3,199
Net cash provided by operating activities	28,096	2,647
Cash flows from investing activities:
Purchases of property and equipment, net of sales	(355)	(113)
Short-term deposits, net	(70,300)	6,362
Cash paid in connection with acquisitions, net of cash acquired	(3,438)	(16,145)
Obligation in connection with acquisitions		2,349
Net cash used in investing activities	(74,093)	(7,547)
Cash flows from financing activities:
Proceeds from follow-on offering, net	60,960
Proceeds from exercise of stock-based compensation	3,871	1,741
Repayment of long-term loans	(8,333)	(4,166)
Net cash provided by (used in) financing activities	56,498	(2,425)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(3)	(73)
Net increase (decrease) in cash and cash equivalents and restricted cash	10,498	(7,398)
Cash and cash equivalents and restricted cash at beginning of period	48,878	39,605	39,605
Cash and cash equivalents and restricted cash at end of period	59,376	32,207	48,878
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	58,154	30,986	47,656
Restricted cash included in Long-term interest-bearing bank deposits	1,222	1,221
Cash and cash equivalents and restricted cash at end of period	59,376	32,207	$ 48,878
Cash paid during the year for:
Income taxes	1,088	613
Interest	195	578
Non-cash investing and financing activities:
Purchase of property and equipment on credit	$ 20	$ 40